Average Annual Total Returns - StrategicAdvisersShortDurationFund-PRO - StrategicAdvisersShortDurationFund-PRO - Strategic Advisers Short Duration Fund	Jul. 29, 2023
Strategic Advisers Short Duration Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(0.97%)
Past 5 years	1.30%
Past 10 years	1.16%
Strategic Advisers Short Duration Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.76%)
Past 5 years	0.54%
Past 10 years	0.54%
Strategic Advisers Short Duration Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.58%)
Past 5 years	0.67%
Past 10 years	0.62%
SB009
Average Annual Return:
Past 1 year	1.46%
Past 5 years	1.32%
Past 10 years	0.81%